Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 29, 2016	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 25.0	$ 25.4	$ 0.4	$ 0.4
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding		$ 1.1	$ 1.1	$ 0.9